Shareholder Fees	Apr. 30, 2026 USD ($)
Gabelli Growth Innovators ETF | Gabelli Growth Innovators ETF
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Gabelli Love Our Planet & People ETF | Gabelli Love Our Planet & People ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
Gabelli Global Technology Leaders ETF | Gabelli Global Technology Leaders ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
Gabelli Commercial Aerospace and Defense ETF | Gabelli Commercial Aerospace and Defense ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
Gabelli Financial Services Opportunities ETF | Gabelli Financial Services Opportunities ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
Gabelli High Income ETF | Gabelli High Income ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
Keeley Dividend ETF | Keeley Dividend ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
Gabelli Opportunities in Live and Sports ETF | Gabelli Opportunities in Live and Sports ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
Gabelli Equity Income ETF | Gabelli Equity Income ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
Gabelli Small & Mid Cap ETF | Gabelli Small & Mid Cap ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
Gabelli Micro Cap ETF | Gabelli Micro Cap ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
Gabelli Green Energy ETF | Gabelli Green Energy ETF
Prospectus [Line Items]
Shareholder Fee, Other	$ 0